Quarterly Holdings Report
for

Fidelity® Large Cap Stock K6 Fund

July 31, 2021

LCSK6-QTLY-0921
1.9883968.104

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	5,008	$279,346
Entertainment - 2.2%
Activision Blizzard, Inc.	2,262	189,148
Nintendo Co. Ltd. ADR	3,272	210,226
The Walt Disney Co. (a)	4,695	826,414
Vivendi SA	15,271	515,953
		1,741,741
Interactive Media & Services - 2.2%
Alphabet, Inc.:
Class A (a)	257	692,494
Class C (a)	226	611,199
Facebook, Inc. Class A (a)	590	210,217
Match Group, Inc. (a)	1,376	219,156
		1,733,066
Media - 3.9%
Comcast Corp. Class A	43,874	2,581,107
Interpublic Group of Companies, Inc.	11,543	408,160
		2,989,267

TOTAL COMMUNICATION SERVICES		6,743,420

CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.6%
BorgWarner, Inc.	9,161	448,706
Automobiles - 0.6%
General Motors Co. (a)	8,385	476,603
Distributors - 0.0%
LKQ Corp. (a)	126	6,395
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc. (a)	275	599,022
Elior SA (a)(b)	7,900	54,120
Expedia, Inc. (a)	1,233	198,353
Marriott International, Inc. Class A (a)	373	54,451
Starbucks Corp.	796	96,658
		1,002,604
Household Durables - 1.4%
Mohawk Industries, Inc. (a)	2,599	506,545
Sony Group Corp. sponsored ADR	999	104,196
Whirlpool Corp.	2,024	448,397
		1,059,138
Internet & Direct Marketing Retail - 0.0%
Ocado Group PLC (a)	463	11,938
Specialty Retail - 1.1%
Lowe's Companies, Inc.	4,393	846,487

TOTAL CONSUMER DISCRETIONARY		3,851,871

CONSUMER STAPLES - 5.6%
Beverages - 1.5%
Anheuser-Busch InBev SA NV ADR (c)	477	30,041
Diageo PLC sponsored ADR	1,773	351,426
Keurig Dr. Pepper, Inc.	4,983	175,451
The Coca-Cola Co.	10,652	607,484
		1,164,402
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	200	85,944
Performance Food Group Co. (a)	2,602	119,224
Sysco Corp.	5,146	381,833
		587,001
Food Products - 0.1%
Lamb Weston Holdings, Inc.	1,150	76,786
Household Products - 0.2%
Colgate-Palmolive Co.	187	14,867
Procter & Gamble Co.	100	14,223
Spectrum Brands Holdings, Inc.	1,791	156,444
		185,534
Tobacco - 3.0%
Altria Group, Inc.	40,569	1,948,935
British American Tobacco PLC sponsored ADR	7,926	296,829
Swedish Match Co. AB	9,000	80,595
		2,326,359

TOTAL CONSUMER STAPLES		4,340,082

ENERGY - 7.3%
Energy Equipment & Services - 0.1%
Subsea 7 SA	11,279	90,515
Oil, Gas & Consumable Fuels - 7.2%
Canadian Natural Resources Ltd.	1,900	62,699
Cenovus Energy, Inc. (Canada)	69,253	577,848
Exxon Mobil Corp.	56,099	3,229,619
Harbour Energy PLC (a)	5,700	25,924
Hess Corp.	15,384	1,175,953
Imperial Oil Ltd.	2,900	79,450
Kosmos Energy Ltd. (a)	62,571	144,539
Phillips 66 Co.	3,769	276,758
		5,572,790

TOTAL ENERGY		5,663,305

FINANCIALS - 17.8%
Banks - 12.1%
Bank of America Corp.	68,949	2,644,884
JPMorgan Chase & Co.	6,300	956,214
M&T Bank Corp.	866	115,914
PNC Financial Services Group, Inc.	5,055	922,083
Truist Financial Corp.	10,967	596,934
U.S. Bancorp	9,496	527,408
Wells Fargo & Co.	79,224	3,639,551
		9,402,988
Capital Markets - 3.4%
KKR & Co. LP	7,077	451,230
Morgan Stanley	4,644	445,731
Northern Trust Corp.	7,609	858,676
Raymond James Financial, Inc.	1,344	174,021
State Street Corp.	8,126	708,100
		2,637,758
Consumer Finance - 0.7%
Discover Financial Services	4,168	518,166
Diversified Financial Services - 0.3%
Juniper Industrial Holdings, Inc. (d)	17,926	238,416
Insurance - 0.2%
Chubb Ltd.	965	162,834
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	10,758	148,891
Radian Group, Inc.	32,243	728,047
		876,938

TOTAL FINANCIALS		13,837,100

HEALTH CARE - 13.7%
Biotechnology - 0.6%
AbbVie, Inc.	793	92,226
ADC Therapeutics SA (a)	1,749	36,799
Alnylam Pharmaceuticals, Inc. (a)	761	136,173
Crinetics Pharmaceuticals, Inc. (a)	1,198	21,540
Gritstone Bio, Inc. (a)	202	1,349
Heron Therapeutics, Inc. (a)	630	7,787
Insmed, Inc. (a)	2,745	67,527
Intercept Pharmaceuticals, Inc. (a)	4,506	77,864
Vaxcyte, Inc. (a)	956	20,726
		461,991
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	400	48,392
Becton, Dickinson & Co.	715	182,861
Boston Scientific Corp. (a)	19,400	884,640
Danaher Corp.	350	104,122
		1,220,015
Health Care Providers & Services - 5.7%
AmerisourceBergen Corp.	1,482	181,056
Cardinal Health, Inc.	6,497	385,792
Centene Corp. (a)	1,119	76,775
Cigna Corp.	3,756	861,964
Covetrus, Inc. (a)	2,060	52,448
CVS Health Corp.	11,115	915,431
Guardant Health, Inc. (a)	400	43,920
Humana, Inc.	150	63,879
McKesson Corp.	4,108	837,334
UnitedHealth Group, Inc.	2,474	1,019,832
		4,438,431
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	9,429	21,970
Pharmaceuticals - 5.8%
Bayer AG	11,720	698,266
Bristol-Myers Squibb Co.	21,387	1,451,536
Eli Lilly & Co.	800	194,800
GlaxoSmithKline PLC sponsored ADR	19,398	778,636
Intra-Cellular Therapies, Inc. (a)	866	29,730
Johnson & Johnson	6,316	1,087,615
Pliant Therapeutics, Inc. (a)	1,415	28,583
Sanofi SA sponsored ADR	2,617	134,933
TherapeuticsMD, Inc. (a)	32,665	32,665
Viatris, Inc.	900	12,663
		4,449,427

TOTAL HEALTH CARE		10,591,834

INDUSTRIALS - 15.7%
Aerospace & Defense - 2.5%
Airbus Group NV (a)	2,558	350,878
General Dynamics Corp.	938	183,876
Huntington Ingalls Industries, Inc.	682	139,899
Maxar Technologies, Inc.	400	14,508
MTU Aero Engines AG	255	63,856
Raytheon Technologies Corp.	1,090	94,776
Rolls-Royce Holdings PLC	71,600	98,888
Safran SA	413	54,051
The Boeing Co. (a)	4,212	953,934
		1,954,666
Air Freight & Logistics - 2.4%
FedEx Corp.	1,483	415,166
United Parcel Service, Inc. Class B	7,430	1,421,805
		1,836,971
Airlines - 0.1%
Copa Holdings SA Class A (a)	100	7,091
Ryanair Holdings PLC sponsored ADR (a)	672	73,275
		80,366
Building Products - 0.2%
Johnson Controls International PLC	1,674	119,557
Electrical Equipment - 1.4%
Acuity Brands, Inc.	1,380	242,024
Hubbell, Inc. Class B	859	172,195
Vertiv Holdings Co.	23,826	668,081
		1,082,300
Industrial Conglomerates - 6.9%
3M Co.	1,082	214,171
General Electric Co.	398,561	5,161,361
		5,375,532
Machinery - 1.2%
Caterpillar, Inc.	231	47,759
Cummins, Inc.	418	97,018
Epiroc AB (A Shares)	2,100	48,919
Flowserve Corp.	3,896	163,983
Fortive Corp.	1,784	129,625
Otis Worldwide Corp.	1,393	124,743
Stanley Black & Decker, Inc.	594	117,048
Westinghouse Air Brake Co.	1,989	168,806
		897,901
Professional Services - 0.1%
Equifax, Inc.	255	66,453
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	8,367	415,756
Lyft, Inc. (a)	2,191	121,206
Ryder System, Inc.	2,189	166,692
		703,654
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	1,026	21,668

TOTAL INDUSTRIALS		12,139,068

INFORMATION TECHNOLOGY - 18.6%
Electronic Equipment & Components - 0.2%
CDW Corp.	202	37,037
Vontier Corp.	4,714	152,498
		189,535
IT Services - 3.8%
Amadeus IT Holding SA Class A (a)	2,000	131,057
Edenred SA	2,700	156,877
Fidelity National Information Services, Inc.	3,041	453,261
Genpact Ltd.	2,735	136,230
IBM Corp.	714	100,645
MasterCard, Inc. Class A	562	216,898
Sabre Corp. (a)(c)	10,300	121,437
Snowflake Computing, Inc.	41	10,895
Twilio, Inc. Class A (a)	80	29,887
Unisys Corp. (a)	8,553	191,160
Visa, Inc. Class A	5,623	1,385,451
		2,933,798
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	700	117,194
Applied Materials, Inc.	1,609	225,147
Intel Corp.	6,660	357,775
Lam Research Corp.	218	138,955
Marvell Technology, Inc.	2,659	160,896
Qualcomm, Inc.	9,937	1,488,563
		2,488,530
Software - 8.2%
Autodesk, Inc. (a)	627	201,349
Dynatrace, Inc. (a)	1,990	127,101
Elastic NV (a)	1,604	237,488
Microsoft Corp.	16,947	4,828,370
PTC, Inc. (a)	835	113,101
Salesforce.com, Inc. (a)	245	59,273
SAP SE sponsored ADR	5,033	723,343
Workday, Inc. Class A (a)	210	49,224
		6,339,249
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	16,457	2,400,418
Samsung Electronics Co. Ltd.	1,490	101,465
		2,501,883

TOTAL INFORMATION TECHNOLOGY		14,452,995

MATERIALS - 2.4%
Chemicals - 0.9%
DuPont de Nemours, Inc.	6,927	519,871
Livent Corp. (a)	266	5,190
PPG Industries, Inc.	768	125,583
		650,644
Metals & Mining - 1.5%
Anglo American PLC (United Kingdom)	800	35,451
BHP Group Ltd. sponsored ADR	4,303	338,044
First Quantum Minerals Ltd.	6,800	145,636
Freeport-McMoRan, Inc.	16,666	634,975
Lundin Mining Corp.	3,900	35,543
		1,189,649

TOTAL MATERIALS		1,840,293

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	674	190,607
Equinix, Inc.	45	36,918
Simon Property Group, Inc.	2,750	347,930
		575,455
UTILITIES - 0.3%
Electric Utilities - 0.2%
Entergy Corp.	576	59,282
Southern Co.	1,443	92,164
		151,446
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	2,171	55,274
Sempra Energy	108	14,110
		69,384

TOTAL UTILITIES		220,830

TOTAL COMMON STOCKS
(Cost $51,546,550)		74,256,253

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Reddit, Inc. Series E (d)(e)	200	12,359
Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Embraer SA sponsored ADR (a)	5,700	81,510
TOTAL PREFERRED STOCKS
(Cost $67,777)		93,869

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.06% (f)	3,236,542	3,237,189
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	125,195	125,208
TOTAL MONEY MARKET FUNDS
(Cost $3,362,397)		3,362,397
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $54,976,724)		77,712,519
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(192,703)
NET ASSETS - 100%		$77,519,816

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,120 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $250,775 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Juniper Industrial Holdings, Inc.	12/21/20	$179,260
Reddit, Inc. Series E	5/18/21	$8,495

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$271
Fidelity Securities Lending Cash Central Fund	982
Total	$1,253

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,425,941	$4,415,137	$2,603,889	$--	$--	$3,237,189	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	61,708	898,665	835,165	--	--	125,208	0.0%
Total	$1,487,649	$5,313,802	$3,439,054	$--	$--	$3,362,397

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.